RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents	$ 127,756	$ 619,945
Prepaid expenses and other current assets	161,417	456,595
Deposits	35,056	32,373
Intangible assets, net	356,475	374,528
Deferred tax asset		890,857
Notes payable	534,745	421,596
Operating lease liability, current portion	42,153	144,245
Other liabilities		1,225,427
Total current liabilities	2,716,225	3,296,350
Operating lease liability, less current portion		40,109
Total liabilities	2,757,324	3,354,148
Ordinary shares	$ 16,203,885	11,887,513
Accumulated deficit		115,418
Previously Reported [Member]
Cash and cash equivalents		619,944
Accounts receivable, net		14,676
Inventory, at cost		1,116,500
Prepaid expenses and other current assets		431,495
Loan receivable - stockholder, current portion		405,687
Total current assets		2,588,302
Deposits		32,373
Finance right-of-use asset, net		3,352
Operating right-of-use asset, net		213,688
Loan receivable - stockholder, net of current portion		328,642
Equipment, net		105,399
Intangible assets, net		339,032
Prepaid distribution cost		453,728
Deferred tax asset		890,857
Total assets		4,955,373
Accounts payable and accrued expenses		1,479,983
Notes payable		421,596
Operating lease liability, current portion		144,245
Other liabilities		232,642
Total current liabilities		2,278,466
Accrued employee benefits, non-current		17,689
Operating lease liability, less current portion		40,109
Total liabilities		2,336,264
Ordinary shares		11,619,117
Accumulated other comprehensive loss		(204,718)
Accumulated deficit		(8,795,290)
Total stockholders' equity		2,619,109
Total liabilities and stockholders' equity		4,955,373
Scenario, Adjustment [Member]
Cash and cash equivalents		1
Accounts receivable, net		1
Inventory, at cost
Prepaid expenses and other current assets		25,100
Loan receivable - stockholder, current portion		(405,687)
Total current assets		(380,585)
Deposits
Finance right-of-use asset, net		(3,352)
Operating right-of-use asset, net		(35,263)
Loan receivable - stockholder, net of current portion		(328,642)
Equipment, net		(19,286)
Intangible assets, net		35,496
Prepaid distribution cost		(453,728)
Deferred tax asset
Total assets		(1,185,360)
Accounts payable and accrued expenses		25,099
Notes payable
Operating lease liability, current portion
Other liabilities		992,785
Total current liabilities		1,017,884
Accrued employee benefits, non-current
Operating lease liability, less current portion
Total liabilities		1,017,884
Ordinary shares		268,396
Accumulated other comprehensive loss		(134,037)
Accumulated deficit		(2,337,603)
Total stockholders' equity		(2,203,244)
Total liabilities and stockholders' equity		(1,185,360)
Revision of Prior Period, Adjustment [Member]
Cash and cash equivalents		619,945
Accounts receivable, net		14,677
Inventory, at cost		1,116,500
Prepaid expenses and other current assets		456,595
Loan receivable - stockholder, current portion
Total current assets		2,207,717
Deposits		32,373
Finance right-of-use asset, net
Operating right-of-use asset, net		178,425
Loan receivable - stockholder, net of current portion
Equipment, net		86,113
Intangible assets, net		374,528
Prepaid distribution cost
Deferred tax asset		890,857
Total assets		3,770,013
Accounts payable and accrued expenses		1,505,082
Notes payable		421,596
Operating lease liability, current portion		144,245
Other liabilities		1,225,427
Total current liabilities		3,296,350
Accrued employee benefits, non-current		17,689
Operating lease liability, less current portion		40,109
Total liabilities		3,354,148
Ordinary shares		11,887,513
Accumulated other comprehensive loss		(338,755)
Accumulated deficit		(11,132,893)
Total stockholders' equity		415,865
Total liabilities and stockholders' equity		$ 3,770,013